S-K 1604(c) De-SPAC Dilution	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 386,063
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	55,214,005
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.99
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.01
No Redemption Scenario [Member] | EQV’s net tangible book value [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (20,118)
No Redemption Scenario [Member] | Anticipated transaction expenses to be incurred by EQV [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(23,331)
No Redemption Scenario [Member] | Anticipated PIPE Financing proceeds [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	87,500
No Redemption Scenario [Member] | Anticipated EQVR Debt Payoff [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000)
No Redemption Scenario [Member] | Funds released from trust at various redemption levels [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 367,011
Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 224,115
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	39,602,933
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 5.66
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 4.34
Mid-Point Contractual Redemption Scenario [Member] | EQV’s net tangible book value [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (20,118)
Mid-Point Contractual Redemption Scenario [Member] | Anticipated transaction expenses to be incurred by EQV [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(21,581)
Mid-Point Contractual Redemption Scenario [Member] | Anticipated PIPE Financing proceeds [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	87,500
Mid-Point Contractual Redemption Scenario [Member] | Anticipated EQVR Debt Payoff [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000)
Mid-Point Contractual Redemption Scenario [Member] | Funds released from trust at various redemption levels [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 203,313
Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 64,792
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	23,991,861
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 2.7
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 7.3
Maximum Contractual Redemption Scenario [Member] | EQV’s net tangible book value [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (20,118)
Maximum Contractual Redemption Scenario [Member] | Anticipated transaction expenses to be incurred by EQV [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(17,206)
Maximum Contractual Redemption Scenario [Member] | Anticipated PIPE Financing proceeds [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	87,500
Maximum Contractual Redemption Scenario [Member] | Anticipated EQVR Debt Payoff [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000)
Maximum Contractual Redemption Scenario [Member] | Funds released from trust at various redemption levels [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 39,615
EQV public shareholders [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	35,000,000
EQV public shareholders [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	19,388,928
EQV public shareholders [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	3,777,856
Sponsor [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	6,116,528
Sponsor [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	6,116,528
Sponsor [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	6,116,528
PIPE Investors [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	9,315,217
PIPE Investors [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	9,315,217
PIPE Investors [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	9,315,217
Preferred Investors [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	937,500
Preferred Investors [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	937,500
Preferred Investors [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	937,500
BTIG, LLC [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	262,500
BTIG, LLC [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	262,500
BTIG, LLC [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	262,500
EQV Directors [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	160,000
EQV Directors [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	160,000
EQV Directors [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	160,000
EQVR Intermediate [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	3,422,260
EQVR Intermediate [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	3,422,260
EQVR Intermediate [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	3,422,260
Class A [Member] | No Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	55,214,005
Class A [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	39,602,933
Class A [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	23,991,861